LEASES - Maturity analysis of leases liabilities (Details) $ in Thousands	Feb. 28, 2022 USD ($)
Lessee, Operating Lease, Liability, Payment, Due
February 2023	$ 65,851
February 2024	65,817
February 2025	45,220
February 2026	32,053
February 2027	23,591
Thereafter	54,403
Total future lease payments	286,935
Less: Imputed interest	(44,842)
Present value of operating lease liabilities	$ 242,093
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Operating Lease, Liability, Current, Operating Lease, Liability, Noncurrent
Lease not yet commenced , contracts value	$ 156